SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition - Additional Information (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Transaction price allocated to remaining performance obligations	$ 7.6
Net trade accounts receivable	$ 1.7	$ 1.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations period	1 year
Remaining revenue performance obligation, percentage of revenue expected to be recognized	35.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations period	1 year
Remaining revenue performance obligation, percentage of revenue expected to be recognized	25.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations period	1 year
Remaining revenue performance obligation, percentage of revenue expected to be recognized	20.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations period	1 year
Remaining revenue performance obligation, percentage of revenue expected to be recognized	10.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2025-01-01
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations period
Remaining revenue performance obligation, percentage of revenue expected to be recognized	10.00%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Global payment terms	30 days
Maximum
Summary Of Significant Accounting Policies [Line Items]
Global payment terms	90 days
Amortization period for cost incurred to obtain contract	1 year
Contract with customer period for goods or service transfers and customer pays for goods or service	1 year